Income Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Taxes
Schedule of income/(loss) before tax

	Years Ended June 30,
	2022	2023	2024
	US$	US$	US$

HK	(6,267)	(3,469)	(513)

Schedule of income tax (expense)/ benefit

	Years Ended June 30,
	2022	2023	2024
	US$	US$	US$

Current	5	—	230

Schedule of reconciliation of the income tax expense determined at the HK statutory income tax rate to the Group's actual income tax expense

	Years Ended June 30,
	2022	2023	2024
	US$	US$	US$

Income before income tax expense	(6,267)	(3,469)	(513)
HK statutory income tax rate	16.5%	16.5%	16.5%
Income tax at HK statutory income tax rate	—	—	—
Tax effect of income not taxable for tax purpose	5	—	213
Expenses not deductible	—	—	17
Income tax expense	5	—	230